SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Product Warranty - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Product Warranty
Warranty period	1 year
Period after sale to provide limited warranty services	2 years
Maximum
Product Warranty
Warranty period	2 years